Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Income before income taxes	$ 2,735	$ 2,720	$ 4,870	$ 5,016
Income taxes at statutory rate (34%)	(930)	(925)	(1,656)	(1,705)
Adjustments that affect the taxes basis:
Tax incentives	298	497	767	902
Equity results	4	33	(3)	3
Reduction of tax loss carryforward	369	(172)	213	(243)
Reversal of deferred income tax related to Renova Foundation		(1,078)		(1,078)
Reclassification of cumulative adjustments to the income statement	(4)		(22)
Gain on divestment in PTVI	358		358
Other	(61)	(147)	(71)	(89)
Income taxes	34	(1,792)	(414)	(2,210)
Current tax	(639)	(404)	(1,373)	(622)
Deferred tax	$ 673	$ (1,388)	$ 959	$ (1,588)